Goodwill - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Goodwill [Roll Forward]
Balance, beginning of year	$ 697,807	$ 697,807
Arising from prior period purchases	0	0
Arising from business acquisitions	0	0
Balance, end of year	$ 697,807	$ 697,807